Consolidated Statements of Changes in Temporary Equity and Permanent Equity (Deficit) - USD ($)		Total	Social Finance, Inc.		Common Stock Social Finance, Inc.	Additional Paid-in Capital	Additional Paid-in Capital Social Finance, Inc.	Treasury Stock Social Finance, Inc.	Accumulated Other Comprehensive Income (Loss) Social Finance, Inc.	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Social Finance, Inc.
Beginning balance (in shares) at Dec. 31, 2017					39,492,695
Beginning balance at Dec. 31, 2017			$ 140,129,000		$ 0		$ 113,820,000	$ (2,914,000)	$ (33,000)		$ 29,256,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense			42,936,000				42,936,000
Equity-based payments to non-employees (in shares)					43,655
Equity-based payments to non-employees			523,000				523,000
Vesting of RSUs (in shares)					730,900
Stock withheld related to taxes on vested RSUs (in shares)					(279,043)
Stock withheld related to taxes on vested RSUs			(3,154,000)				(3,154,000)
Exercise of common stock options (in shares)					812,467
Exercise of common stock options			2,581,000				2,581,000
Issuance of common stock in acquisition (in shares)					87,311
Issuance of common stock in acquisition			941,000				941,000
Foreign currency translation adjustments, net of tax			21,000						21,000
Net loss			(252,399,000)								(252,399,000)
Ending balance (in shares) at Dec. 31, 2018					40,887,985
Ending balance at Dec. 31, 2018			$ (68,422,000)		$ 0		157,647,000	(2,914,000)	(12,000)		(223,143,000)
Temporary equity, beginning balance (in shares) at Dec. 31, 2017			199,355,696
Temporary equity, beginning balance at Dec. 31, 2017			$ 1,890,554,000
Temporary equity, ending balance (in shares) at Dec. 31, 2018			199,355,696
Temporary equity, ending balance at Dec. 31, 2018			$ 1,890,554,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense			60,936,000				60,936,000
Equity-based payments to non-employees (in shares)					43,656
Equity-based payments to non-employees			483,000				483,000
Vesting of RSUs (in shares)					4,417,306
Stock withheld related to taxes on vested RSUs (in shares)					(1,877,549)
Stock withheld related to taxes on vested RSUs			(21,411,000)				(21,411,000)
Exercise of common stock options (in shares)					1,879,956
Exercise of common stock options			7,844,000				7,844,000
Common stock purchases (in shares)					(1,018,177)
Common stock purchases			(8,804,000)								(8,804,000)
Redeemable preferred stock dividends			(23,923,000)				(23,923,000)
Constructive retirement of treasury shares (in shares)					(4,718,333)
Constructive retirement of treasury shares			0					2,914,000			(2,914,000)
Note receivable issuance to stockholder, inclusive of interest			(61,214,000)				(61,214,000)
Note receivable payments from stockholder, inclusive of interest			15,155,000				15,155,000
Preferred stock issuance costs			(2,400,000)
Foreign currency translation adjustments, net of tax			(9,000)						(9,000)
Net loss			$ (239,697,000)								(239,697,000)
Ending balance (in shares) at Dec. 31, 2019			39,614,844		39,614,844
Ending balance at Dec. 31, 2019			$ (339,062,000)		$ 0		135,517,000	0	(21,000)		(474,558,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable preferred stock (in shares)			19,458,534
Issuance of redeemable preferred stock			$ 551,577,000
Temporary equity, ending balance (in shares) at Dec. 31, 2019			218,814,230
Temporary equity, ending balance at Dec. 31, 2019	[1]		$ 2,439,731,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense			19,685,000				19,685,000
Vesting of RSUs (in shares)					1,060,794
Stock withheld related to taxes on vested RSUs (in shares)					(441,891)
Stock withheld related to taxes on vested RSUs			(4,640,000)				(4,640,000)
Exercise of common stock options (in shares)					50,946
Exercise of common stock options			235,000				235,000
Redeemable preferred stock dividends			(10,106,000)				(10,106,000)
Note receivable issuance to stockholder, inclusive of interest			(770,000)				(770,000)
Foreign currency translation adjustments, net of tax			(7,000)						(7,000)
Net loss			(106,367,000)								(106,367,000)
Ending balance (in shares) at Mar. 31, 2020					40,284,693
Ending balance at Mar. 31, 2020			$ (441,032,000)		$ 0		139,921,000		(28,000)		(580,925,000)
Temporary equity, ending balance (in shares) at Mar. 31, 2020			218,814,230
Temporary equity, ending balance at Mar. 31, 2020			$ 2,439,731,000
Beginning balance (in shares) at Dec. 31, 2019			39,614,844		39,614,844
Beginning balance at Dec. 31, 2019			$ (339,062,000)		$ 0		135,517,000	$ 0	(21,000)		(474,558,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense			99,870,000				99,870,000
Equity-based payments to non-employees (in shares)					75,000
Equity-based payments to non-employees			908,000				908,000
Vesting of RSUs (in shares)					6,614,661
Stock withheld related to taxes on vested RSUs (in shares)					(2,543,013)
Stock withheld related to taxes on vested RSUs			$ (31,259,000)				(31,259,000)
Exercise of common stock options (in shares)			1,169,956		1,169,956
Exercise of common stock options			$ 3,781,000				3,781,000
Issuance of common stock in acquisition (in shares)					1,101,306
Issuance of common stock in acquisition			15,565,000				15,565,000
Vested stock options assumed in acquisition			32,197,000				32,197,000
Common stock purchases (in shares)					(65,882)
Common stock purchases			(566,000)								(566,000)
Redeemable preferred stock dividends			(40,536,000)				(40,536,000)
Note receivable issuance to stockholder, inclusive of interest			(1,764,000)				(1,764,000)
Note receivable payments from stockholder, inclusive of interest			47,823,000				47,823,000
Preferred stock redemption			(52,658,000)				(52,658,000)
Issuance of common stock (in shares)					20,067,302
Issuance of common stock			369,840,000				369,840,000
Common stock issuance costs			(56,000)				(56,000)
Foreign currency translation adjustments, net of tax			(145,000)						(145,000)
Net loss			$ (224,053,000)								(224,053,000)
Ending balance (in shares) at Dec. 31, 2020			66,034,174		66,034,174
Ending balance at Dec. 31, 2020		$ 5,000,001	$ (120,115,000)		$ 0	$ 60,768,065	579,228,000		(166,000)	$ (55,771,393)	(699,177,000)
Temporary equity, beginning balance (in shares) at Dec. 31, 2019			218,814,230
Temporary equity, beginning balance at Dec. 31, 2019	[1]		$ 2,439,731,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable preferred stock (in shares)			52,743,298
Issuance of redeemable preferred stock			$ 814,156,000
Preferred stock redemption (in shares)			(15,097,587)
Preferred stock redemption			$ (80,201,000)
Temporary equity, ending balance (in shares) at Dec. 31, 2020		67,342,389	256,459,941
Temporary equity, ending balance at Dec. 31, 2020		$ 673,438,294	$ 3,173,686,000	[1],[2]
Beginning balance at Jul. 09, 2020		0				0				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(55,771,393)								(55,771,393)
Ending balance (in shares) at Dec. 31, 2020			66,034,174		66,034,174
Ending balance at Dec. 31, 2020		$ 5,000,001	$ (120,115,000)		$ 0	60,768,065	579,228,000		(166,000)	(55,771,393)	(699,177,000)
Temporary equity, beginning balance (in shares) at Jul. 09, 2020		0
Temporary equity, beginning balance at Jul. 09, 2020		$ 0
Temporary equity, ending balance (in shares) at Dec. 31, 2020		67,342,389	256,459,941
Temporary equity, ending balance at Dec. 31, 2020		$ 673,438,294	$ 3,173,686,000	[1],[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense			37,454,000				37,454,000
Vesting of RSUs (in shares)					2,096,875
Stock withheld related to taxes on vested RSUs (in shares)					(803,142)
Stock withheld related to taxes on vested RSUs			$ (25,989,000)				(25,989,000)
Exercise of common stock options (in shares)			963,873		963,873
Exercise of common stock options			$ 2,624,000				2,624,000
Redeemable preferred stock dividends			(9,968,000)				(9,968,000)
Foreign currency translation adjustments, net of tax			(80,000)						(80,000)
Net loss		(60,394,659)	$ (177,564,000)							(60,394,659)	(177,564,000)
Ending balance (in shares) at Mar. 31, 2021			68,291,780		68,291,780
Ending balance at Mar. 31, 2021		$ 5,000,007	$ (293,638,000)		$ 0	$ 121,162,126	$ 583,349,000		$ (246,000)	$ (116,166,052)	$ (876,741,000)
Temporary equity, ending balance (in shares) at Mar. 31, 2021		61,301,540	256,459,941
Temporary equity, ending balance at Mar. 31, 2021		$ 613,043,629	$ 3,173,686,000	[2]

[1]	Redemption amounts are $3,210,470 and $2,476,891 as of December 31, 2020 and 2019, respectively.
[2]	Redemption amounts are $3,210,470 and $3,210,470 as of March 31, 2021 and December 31, 2020, respectively.